Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Health Care Portfolio - VIP Health Care Portfolio - Investor Class	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	32.72%
Annual Return 2015	6.29%
Annual Return 2016	(10.51%)
Annual Return 2017	24.97%
Annual Return 2018	7.72%
Annual Return 2019	28.29%
Annual Return 2020	21.49%
Annual Return 2021	11.66%
Annual Return 2022	(12.49%)
Annual Return 2023	4.22%